Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

21. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc.’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $72,890 (equivalent to RMB 479 million) and $66,099 (equivalent to RMB 456 million) as of March 31, 2016 and 2017, respectively.

Balance sheets

	March 31,
	2016	2017
Assets

Current assets:
Cash and cash equivalents	$294	$174
Prepaid expenses and other current assets	76	30
Amounts due from subsidiaries	33,462	29,621
Total current assets	33,832	29,825
Investments in subsidiaries	44,861	48,083
Property, plant and equipment-net	17	—
Total assets	$78,710	$77,908

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,226	$1,588
Other accrued liabilities	114	119
Dividend payable	562	—
Total current liabilities	1,902	1,707
Total shareholders’ equity	76,808	76,201
Total liabilities and shareholders’ equity	$78,710	$77,908

Statements of comprehensive income (loss)

	Year ended March 31,
	2015	2016	2017
Equity in (loss) earnings of subsidiaries	$(1,120)	$(3,426)	$3,211
Operating expenses	1,688	1,508	1,835
(Loss) income before income taxes	(2,808)	(4,934)	1,376
Income taxes	—	—	—
Net (loss) income	(2,808)	(4,934)	1,376
Share of other comprehensive income (loss) of subsidiaries	33	(73)	11
Total comprehensive (loss) income	$(2,775)	$(5,007)	$1,387

Statements of cash flows

	Year ended March 31,
	2015	2016	2017
Cash flows from operating activities
Net (loss) income	$(2,808)	$(4,934)	$1,376

Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss (earnings) of subsidiaries	1,120	3,426	(3,211)
Depreciation	87	39	17
Stock-based compensation expenses	199	—	—
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	—	46
Amounts due from subsidiaries	3,956	2,171	3,841
Accrued payroll and employee benefits	—	(89)	362
Other accrued liabilities	47	(2)	5
Net cash provided by operating activities	2,601	611	2,436

Cash flows from financing activities
Dividends paid	(2,971)	(1,686)	(2,248)
Repurchase of common stock	—	—	(308)
Net cash used in financing activities	(2,971)	(1,686)	(2,556)

Net decrease in cash and cash equivalents	(370)	(1,075)	(120)
Cash and cash equivalents, beginning of year	1,739	1,369	294
Cash and cash equivalents, end of year	$1,369	$294	$174

a)	Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive income (loss).

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 31, 2015, 2016 and 2017, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)	Related party transactions

For the years ended March 31, 2015, 2016 and 2017, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.